Significant Events in the Reporting Period	9 Months Ended
Sep. 30, 2025
Significant Events in the Reporting Period [Abstract]
Significant Events In the Reporting Period

Note 4—Significant Events in the Reporting Period

VISEN Pharmaceuticals Initial Public Offering

On March 20, 2025, VISEN Pharmaceuticals (“VISEN”) announced the pricing of its initial public offering (“IPO”) on the Hong Kong Stock Exchange. The IPO closed on March 21, 2025, and VISEN’s shares began trading under the stock code 2561.HK.

The Company’s investment in VISEN is accounted for using the equity method in the consolidated financial statements as the Company has determined that it has significant influence over the investment. Following the IPO, the Company owned 39.2% in VISEN. As a result, a non-cash gain of €35.7 million was recognized in the consolidated statement of profit or loss as part of share of profit/(loss) of associates. The IPO did not change the accounting treatment of VISEN. As of September 30, 2025, VISEN’s share price was HK$42.5, reflecting a total market value of the Company’s equity position of approximately €191.0 million. As of September 30, 2025, the carrying amount of VISEN using the equity method was €22.9 million.

The management and existing shareholders of VISEN, including Ascendis Pharma, have entered into customary lock-up agreements restricting the sale of VISEN shares for six months following the IPO; additionally, certain significant shareholders of VISEN, including the Company, are subject to an additional lock-up obligation during the period commencing on the date that is six months after the IPO and ending on the date that is 12 months after the IPO during which such shareholders may not sell shares of VISEN to an extent that would cause such shareholder to cease being a controlling shareholder of VISEN pursuant to applicable listing rules.

Share Repurchase Program

On February 12, 2025, the Company announced that the Board has authorized the Company to repurchase up to $18.25 million of the Company’s ADSs, each of which represents one ordinary share of Ascendis Pharma A/S (the “Share Repurchase Program”). On March 4, 2025, the Share Repurchase Program was fully executed in compliance with Rules 10b-18 and 10b5-1 of the Securities Exchange Act of 1934, as amended.

As of September 30, 2025, the Board has authorized to repurchase up to 1,726,015 of the Company’s ADSs.

The holding of treasury shares is disclosed in Note 10, “Treasury Shares.”

Property, Plant and Equipment

Impairment on Property, Plant and Equipment

The nine months ended September 30, 2025 included an impairment charge of €7.5 million, related to change in activities at one of our sites in the U.S. and is included as part of research and development expenses, and selling general and administrative expenses. In June 2025, a sublease for the site was incepted with an expected commencement date as of January 1, 2026.

Right-of-use Assets

For the nine months ended September 30, 2025, the Company’s headquarters were extended, with further modified lease terms in July 2025. The extension and modification resulted in an increased lease liability of approximately €21.4 million and a corresponding addition to the right-of-use assets presented as part of property, plant and equipment.

Equity Development

As of September 30, 2025, the unaudited condensed consolidated interim statements of financial position presented a negative balance of equity of €174.1 million. Under Danish corporate law, as Ascendis Pharma A/S, the parent company of the Company, holds a positive balance of equity, the Company is currently not subject to legal or regulatory requirements to re-establish the balance of equity. There is no direct impact from the negative balance of equity to the liquidity and capital resources.

Based on its current operating plan, the Company believes that the existing capital resources as of September 30, 2025, will be sufficient to meet projected cash requirements for at least twelve months from the date of this report. However, the Company’s operating plan may change as a result of many factors that are currently unknown, and the Company may need to seek additional funds. Further details regarding borrowings including maturity analysis are provided in Note 11, “Financial Assets and Liabilities.”